BBH SELECT SERIES - LARGE CAP FUND

PORTFOLIO OF INVESTMENTS

January 31, 2023 (unaudited)

Shares		Value
	COMMON STOCK (97.6%) BASIC MATERIALS (7.7%)
93,469	Celanese Corp. (Series A)	$11,515,381
57,743	Linde, Plc. (Ireland)	19,109,468
	Total Basic Materials	30,624,849
	COMMUNICATIONS (10.6%)
204,871	Alphabet, Inc. (Class C)[1]	20,460,467
85,028	Amazon.com, Inc.[1]	8,768,938
5,285	Booking Holdings, Inc.[1]	12,864,218
	Total Communications	42,093,623
	CONSUMER CYCLICAL (12.4%)
174,245	Copart, Inc.[1]	11,606,459
27,388	Costco Wholesale Corp	13,999,102
45,268	Dollar General Corp	10,574,605
101,621	NIKE, Inc. (Class B)	12,939,402
	Total Consumer Cyclical	49,119,568
	CONSUMER NON-CYCLICAL (20.6%)
87,480	Abbott Laboratories	9,670,914
226,015	Alcon, Inc. (Switzerland)	16,998,588
46,508	Diageo, Plc. ADR (United Kingdom)	8,224,940
58,505	Nestle S.A. ADR (Switzerland)	7,150,189
28,416	S&P Global, Inc.	10,654,295
24,638	Thermo Fisher Scientific, Inc.	14,051,791
88,111	Zoetis, Inc. (Class A)	14,581,489
	Total Consumer Non-Cyclical	81,332,206
	FINANCIALS (22.2%)
90,011	Arthur J Gallagher & Co	17,616,953
53	Berkshire Hathaway, Inc. (Class A)[1]	25,068,995
59,726	Mastercard, Inc. (Class A)	22,134,456
114,022	Progressive Corp	15,546,900
57,072	Signature Bank	7,359,434
	Total Financials	87,726,738
	INDUSTRIALS (8.8%)
148,807	AO Smith Corp	10,074,234
149,035	Graco, Inc.	10,182,071
95,734	Waste Management, Inc.	14,812,922
	Total Industrials	35,069,227
	TECHNOLOGY (15.3%)
23,801	Adobe, Inc.[1]	8,814,462
30,274	KLA Corp	11,881,939
65,903	Microsoft Corp	16,331,422
145,491	Oracle Corp	12,870,134

BBH SELECT SERIES - LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

Shares			Value
	COMMON STOCK (continued) TECHNOLOGY (continued)
59,842	Texas Instruments, Inc.		$10,604,601
	Total Technology		60,502,558
	Total Common Stock (Cost $298,628,151)		386,468,769

TOTAL INVESTMENTS (Cost $298,628,151)[2]		97.6%	$386,468,769
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		2.4%	9,330,886
NET ASSETS		100.00%	$395,799,655

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $298,628,151, the aggregate gross unrealized appreciation is $102,444,291 and the aggregate gross unrealized depreciation is $14,603,673, resulting in net unrealized appreciation of $87,840,618.

Abbreviation:

ADR − American Depositary Receipt.

BBH SELECT SERIES - LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Select Series – Large Cap Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH SELECT SERIES - LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2023 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2023
Common Stock:
Basic Materials	$30,624,849	$–	$–	$30,624,849
Communications	42,093,623	–	–	42,093,623
Consumer Cyclical	49,119,568	–	–	49,119,568
Consumer Non-Cyclical	81,332,206	–	–	81,332,206
Financials	87,726,738	–	–	87,726,738
Industrials	35,069,227	–	–	35,069,227
Technology	60,502,558	–	–	60,502,558
Investments, at value	$386,468,769	$–	$–	$386,468,769

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.